Document and Entity Information	Aug. 21, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001804591
Document Type	8-K
Document Period End Date	Aug. 21, 2025
Entity Registrant Name	Chrome Holding Co.
Entity Incorporation State Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	870 Market Street
Entity Address, Address Line Two	Room 415
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94102
City Area Code	(650)
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false